General and Administrative expenses - Additional information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
General and Administrative expenses
Audit fees, included in professional fees	$ 663,094	$ 182,540	$ 204,490
Insurance cover, for certain Directors and executives	$ 387,864	$ 164,200	$ 200,000